Segment information - Summary of Geographical Information on Net Sales and Non-Current Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure of geographical areas [line items]
Net sales	€ 41,081	€ 37,817	[1]	€ 37,651	[1]
Property, plant and equipment owned	10,091	10,160		9,869
Goodwill	43,384	49,404		49,892
Other intangible assets	22,629	24,319		21,640
Total
Disclosure of geographical areas [line items]
Net sales	41,081	37,817	[2]	37,651	[3]
Property, plant and equipment owned	10,091	10,160		9,869
Goodwill	43,384	49,404		49,892
Other intangible assets	22,629	24,319		21,640
Europe
Disclosure of geographical areas [line items]
Net sales	9,027	8,816	[2]	8,490	[3]
Property, plant and equipment owned	5,550	5,659		5,365
Goodwill	0	0		0
Other intangible assets	3,307	5,566		6,257
France
Disclosure of geographical areas [line items]
Net sales	1,814	1,910	[2]	1,830	[3]
Property, plant and equipment owned	3,112	3,085		2,875
Goodwill	0	0		0
Other intangible assets	0	0		0
United States
Disclosure of geographical areas [line items]
Net sales	19,986	17,262	[2]	16,986	[3]
Property, plant and equipment owned	2,411	2,322		2,457
Goodwill	0	0		0
Other intangible assets	18,711	17,850		14,174
Other countries
Disclosure of geographical areas [line items]
Net sales	12,068	11,739	[2]	12,175	[3]
Property, plant and equipment owned	2,130	2,179		2,047
Goodwill	0	0		0
Other intangible assets	€ 611	€ 903		€ 1,209

[1]	Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation
[2]	(a)Figures for 2023 have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[3]	(a)Figures for 2022 have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.